STOCK OPTIONS	9 Months Ended
Dec. 31, 2012
Stock Options [Abstract]
STOCK OPTIONS

7. STOCK OPTIONS

The Company has adopted a stock option and incentive plan (the “2012 Stock Incentive Plan”). Pursuant to the terms of the 2012 Stock Incentive Plan, the exercise price for all equity awards issued under the 2012 Stock Incentive Plan is based on the market price per share of the Company’s common stock on the date of grant of the applicable award.

On May 14, 2012 one consultant exercised an option to purchase 100,000 shares of the Company’s common stock at an exercise price of $0.10. On August 31, 2012 one consultant exercised an option to purchase 250,000 shares of the Company’s common stock at an exercise price of $0.10. On September 3, 2012 500,000 options were exercised by two consultants in exchange for $140,000 in fees owed pursuant to their six months consulting service agreement.

At December 31, 2012, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	2,100,000		$0.10
Granted	1,800,000		0.27
Exercised	(850,000)
Cancelled	(100,000)	$
Balance outstanding at December 31, 2012	2,950,000		$0.14
Balance exercisable at December 31, 2012	1,137,500	$

A summary of the Company’s stock option activity for the period ended December 31, 2012 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price	Volatility

Options Outstanding, December 31, 2012	1,750,000	$0.10	$1.00	183.83%
	100,000	$0.27	$0.27	228.36%
	1,100,000	$0.28	$0.27	228.36%
	2,950,000
Exercisable, December 31, 2012	887,500	$0.10	$1.00	183.83%
	250,000	$0.28	$0.27	228.36%
	1,137,500

From inception through December 31, 2012, we had expensed total stock-based compensation of $1,668,006 and the remaining unamortized cost of the outstanding stock-based awards was $667,886. This cost will be amortized on a straight line basis over a weighted average remaining vesting period of 2 years and will be adjusted for subsequent changes in estimated forfeitures. Future option grants will increase the amount of compensation expense that will be recorded.

The intrinsic value of all outstanding stock options at December 31, 2012, was $434,000.

During the nine months ended December 31, 2012, the Company granted 200,000 options to employees and 1,600,000 options to consultants that expire ten years from date of grant. Assumptions used in valuing stock options granted during the nine months ended December 31, 2012 are as follows: (i) volatility rate of 143%, (ii) discount rate of 0.25%, (iii) zero expected dividend yield, and (iv) expected life of 10 years for those options granted to consultants based upon the contractual term of the options and an expected life of approximately 5 years for those granted to employees. For employees the expected life is the average of the term of the option and the vesting period.